Note 13 - Other Liabilities - Schedule of Other Liabilities (Details) - CAD ($) $ in Thousands	Oct. 31, 2024	Oct. 31, 2023
Statement Line Items [Line Items]
Accounts payable and other	$ 10,752	$ 9,681
Current income tax liability	893	7,466
Deferred income tax liability (note 16)	141	731
Lease obligations	3,035	3,771
Cash collateral and amounts held in escrow (note 6)	6,076	8,818
Cash reserves on loan and lease receivables (note 6)	171,208	153,769
Other liabilities	$ 192,105	$ 184,236